Summary of Significant Accounting Policies - Property and Equipment (FY) (Details)	Dec. 31, 2023
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Laboratory Equipment, Software and Office Equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Computer Equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years